PLAN TERMINATION	12 Months Ended
Dec. 31, 2025
EBP 401
EBP, Description of Plan [Line Items]
PLAN TERMINATION	PLAN TERMINATION
The Company experienced a reduction in its workforce in 2024 and early 2025 primarily due to the sale of its global Champion business and U.S.-based outlet store business. As a result, the plan experienced a partial plan termination as defined by ERISA for the period January 1, 2024 – February 18, 2025. Participants who terminated employment during this period were fully vested in their Company contributions. The Company made an additional contribution in 2025 of $709,765, of which $635,788 is recorded as a receivable from the Company as of December 31, 2024, to restore forfeitures for participants impacted by the partial plan termination. The Company made an additional contribution in 2026 of $88,756 which is recorded as a receivable from the Company as of December 31, 2025.
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, affected participants will become entitled to be fully vested in their accounts.